Fair Value Measurements (Details) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jul. 31, 2023 USD ($) $ / shares shares	Jul. 31, 2022 USD ($)	Jul. 31, 2023 USD ($) $ / shares shares	Jul. 31, 2022 USD ($)
Fair Value Measurements
Equity derivatives, number of common shares held (in shares) | shares	308,427		308,427
Derivative, common shares weighted average price (in dollars per share) | $ / shares	$ 35.79		$ 35.79
Minimum | Revenue growth rate
Fair Value Measurements
Estimated fair value consideration percentage	10		10
Minimum | Discount rate
Fair Value Measurements
Estimated fair value consideration percentage	10		10
Maximum | Revenue growth rate
Fair Value Measurements
Estimated fair value consideration percentage	12		12
Maximum | Discount rate
Fair Value Measurements
Estimated fair value consideration percentage	12		12
General and administrative expenses
Fair Value Measurements
Expense (recovery) | $	$ 1.0	$ (1.9)	$ (1.2)	$ 0.6